THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
COMMON STOCKS (96.8%)
BASIC INDUSTRIES (4.4%)
CHEMICALS (2.1%)
Rohm & Haas Co...................................      377,700   $  15,155,212
                                                                 -------------

FOREST PRODUCTS & PAPER (1.3%)
Temple-Inland, Inc...............................      136,900       9,172,300
                                                                 -------------
METALS & MINING (1.0%)
Allegheny Teledyne, Inc..........................      335,472       6,856,209
                                                                 -------------
  TOTAL BASIC INDUSTRIES.........................                   31,183,721
                                                                 -------------

CONSUMER GOODS & SERVICES (18.1%)
AUTOMOTIVE (1.3%)
Lear Corp.+......................................      184,800       9,089,850
                                                                 -------------

ENTERTAINMENT, LEISURE & MEDIA (2.8%)
International Game Technology....................      208,300       3,671,287
News Corp. Ltd. (Spons. ADR).....................      224,900       7,463,869
Seagram Company Ltd.(i)..........................      166,400       8,642,400
                                                                 -------------
                                                                    19,777,556
                                                                 -------------
FOOD, BEVERAGES & TOBACCO (5.1%)
Pepsi Bottling Group, Inc........................      341,900       7,927,806
PepsiCo, Inc.....................................      243,600       8,723,925
Philip Morris Companies, Inc.....................      400,500      15,444,281
Ralston-Ralston Purina Group.....................      181,200       4,937,700
                                                                 -------------
                                                                    37,033,712
                                                                 -------------

HOUSEHOLD PRODUCTS (2.7%)
Kimberly-Clark Corp..............................      120,300       7,060,106
Procter & Gamble Co..............................      129,860      12,125,677
                                                                 -------------
                                                                    19,185,783
                                                                 -------------

RESTAURANTS & HOTELS (2.3%)
Mirage Resorts, Inc.+............................      345,900       7,090,950
Starwood Hotels & Resorts Worldwide, Inc.........      301,700       9,880,675
                                                                 -------------
                                                                    16,971,625
                                                                 -------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
RETAIL (3.9%)
Circuit City Stores-Circuit City Group...........      144,200   $  10,355,362
Federated Department Stores, Inc.+...............      118,500       6,458,250
Toys 'R' Us, Inc.(s)+............................      198,000       4,566,375
Wal-Mart Stores, Inc.............................      154,600       6,589,825
                                                                 -------------
                                                                    27,969,812
                                                                 -------------
  TOTAL CONSUMER GOODS & SERVICES................                  130,028,338
                                                                 -------------

ENERGY (7.8%)
NATURAL GAS (1.9%)
Columbia Energy Group............................      248,950      13,318,825
                                                                 -------------

OIL-PRODUCTION (5.1%)
BP Amoco Plc (Spon. ADR).........................        1,300         139,262
Mobil Corp.......................................       91,800       9,294,750
Phillips Petroleum Co............................      127,000       6,659,562
Royal Dutch Petroleum Co. (ADR)..................      188,300      10,650,719
Tosco Corp.......................................      397,200      10,153,425
                                                                 -------------
                                                                    36,897,718
                                                                 -------------

OIL-SERVICES (0.8%)
Cooper Cameron Corp.+............................      167,400       6,057,787
                                                                 -------------
  TOTAL ENERGY...................................                   56,274,330
                                                                 -------------

FINANCE (15.2%)
BANKING (10.0%)
Astoria Financial Corp...........................      125,130       5,642,581
Bank of America Corp.............................      403,201      26,082,065
First Union Corp.................................      293,800      13,533,162
KeyCorp..........................................      115,800       4,024,050
Washington Mutual, Inc...........................      442,250      16,888,422
Wells Fargo Co...................................      137,500       5,500,000
                                                                 -------------
                                                                    71,670,280
                                                                 -------------

FINANCIAL SERVICES (1.5%)
CIT Group, Inc., Class A.........................      243,400       7,058,600
Goldman Sachs Group, Inc.+.......................       25,000       1,698,437
Newcourt Credit Group, Inc.(i)...................      121,000       1,966,250
                                                                 -------------
                                                                    10,723,287
                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
INSURANCE (3.7%)
Ambac Financial Group, Inc.......................       86,800   $   5,061,525
Marsh & McLennan Companies, Inc..................      104,100       7,573,275
UNUM Corp........................................      258,200      13,894,387
                                                                 -------------
                                                                    26,529,187
                                                                 -------------
  TOTAL FINANCE..................................                  108,922,754
                                                                 -------------

HEALTHCARE (13.2%)
BIOTECHNOLOGY (1.9%)
Genzyme Corp.+...................................      139,300       5,646,003
PE Corp.-PE Biosystems Group+....................       63,900       7,136,831
PE Corp.-Celera Genomics+........................       31,950         543,150
                                                                 -------------
                                                                    13,325,984
                                                                 -------------

HEALTH SERVICES (1.1%)
Healthsouth Corp.+...............................      297,200       3,975,050
Humana, Inc.+....................................      321,500       4,038,844
                                                                 -------------
                                                                     8,013,894
                                                                 -------------

PHARMACEUTICALS (10.2%)
ALZA Corp.+......................................      315,000      11,241,562
American Home Products Corp......................      100,600       5,797,075
Bristol-Myers Squibb Co..........................      217,000      14,891,625
Eli Lilly & Co...................................       72,200       5,157,787
Forest Laboratories, Inc.+.......................      212,800      10,134,600
Monsanto Co......................................      403,000      16,724,500
Warner-Lambert Co................................      154,000       9,548,000
                                                                 -------------
                                                                    73,495,149
                                                                 -------------
  TOTAL HEALTHCARE...............................                   94,835,027
                                                                 -------------
INDUSTRIAL PRODUCTS & SERVICES (10.5%)
AEROSPACE (1.5%)
Boeing Co........................................      139,200       5,881,200
Lockheed Martin Corp.............................      118,000       4,771,625
                                                                 -------------
                                                                    10,652,825
                                                                 -------------
COMMERCIAL SERVICES (2.2%)
Cendant Corp.+...................................      680,600      12,548,563
Service Corp. International......................      175,200       3,361,650
                                                                 -------------
                                                                    15,910,213
                                                                 -------------
              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------

DIVERSIFIED MANUFACTURING (3.7%)
Cooper Industries, Inc...........................       51,000   $   2,527,688
Tyco International Ltd.(i).......................      276,546      24,163,207
                                                                 -------------
                                                                    26,690,895
                                                                 -------------

POLLUTION CONTROL (3.1%)
Waste Management, Inc............................      420,857      22,252,814
                                                                 -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                   75,506,747
                                                                 -------------

TECHNOLOGY (17.3%)
COMPUTER PERIPHERALS (0.6%)
EMC Corp.+.......................................       45,800       4,562,825
                                                                 -------------

COMPUTER SOFTWARE (3.0%)
Microsoft Corp.+.................................      242,000      19,533,938
Oracle Corp.+....................................       86,850       2,152,252
                                                                 -------------
                                                                    21,686,190
                                                                 -------------

COMPUTER SYSTEMS (5.3%)
Apple Computer, Inc.+............................       54,600       2,404,106
Compaq Computer Corp.............................      110,200       2,610,363
Hewlett-Packard Co...............................       67,900       6,403,819
International Business Machines Corp.............      158,200      18,400,638
Sun Microsystems, Inc.+..........................      144,000       8,599,500
                                                                 -------------
                                                                    38,418,426
                                                                 -------------

ELECTRONICS (1.8%)
3Com Corp.+......................................       35,700         976,172
Cisco Systems, Inc.+.............................      108,600      11,834,006
                                                                 -------------
                                                                    12,810,178
                                                                 -------------

SEMICONDUCTORS (2.6%)
General Semiconductor, Inc.+.....................       38,200         296,050
Intel Corp.......................................      194,200      10,523,213
Motorola, Inc....................................       50,600       4,190,313
Texas Instruments, Inc...........................       33,100       3,620,313
                                                                 -------------
                                                                    18,629,889
                                                                 -------------

TELECOMMUNICATION SERVICES (2.0%)
MCI WorldCom, Inc.+..............................      162,400      14,022,225
                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
TELECOMMUNICATIONS-EQUIPMENT (2.0%)
Commscope, Inc.+.................................      183,233   $   4,809,866
Lucent Technologies, Inc.........................      169,500       9,640,313
                                                                 -------------
                                                                    14,450,179
                                                                 -------------
  TOTAL TECHNOLOGY...............................                  124,579,912
                                                                 -------------
TRANSPORTATION (2.3%)
RAILROADS (2.3%)
CSX Corp.........................................       75,000       3,520,313
Union Pacific Corp...............................      230,200      13,135,788
                                                                 -------------
  TOTAL TRANSPORTATION...........................                   16,656,101
                                                                 -------------

UTILITIES (8.0%)
ELECTRIC (2.5%)
Central & South West Corp........................       90,400       2,327,800
Northern States Power Co.........................      213,500       5,564,344
PP&L Resources, Inc..............................      343,800      10,314,000
                                                                 -------------
                                                                    18,206,144
                                                                 -------------

TELEPHONE (5.5%)
AT&T Corp........................................      227,400      12,620,700
Bell Atlantic Corp...............................      145,300       7,955,175
GTE Corp.........................................      205,500      12,959,344
Level 3 Communications, Inc.+....................       38,100       2,989,659
SBC Communications, Inc..........................       65,200       3,333,350
                                                                 -------------
                                                                    39,858,228
                                                                 -------------
  TOTAL UTILITIES................................                   58,064,372
                                                                 -------------
  TOTAL COMMON STOCKS
   (COST $562,975,168)...........................                  696,051,302
                                                                 -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT          VALUE
-------------------------------------------------  -----------   -------------
FIXED INCOME SECURITIES (0.4%)
U.S. TREASURY OBLIGATIONS (0.4%)
U.S. TREASURY NOTES (0.4%)
United States Treasury Notes, 6.000% due 06/30/99
  (cost $3,198,448)(s)...........................  $ 3,195,000   $   3,198,482
                                                                 -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT          VALUE
-------------------------------------------------  -----------   -------------
SHORT-TERM INVESTMENTS (0.9%)
U.S. GOVERNMENT AGENCY OBLIGATIONS (0.9%)
Student Loan Marketing Association, 4.680% due
  06/01/99 (cost $6,254,000).....................  $ 6,254,000   $   6,254,000
                                                                 -------------
TOTAL INVESTMENTS
  (COST $572,427,616) (98.1%).................................     705,503,784
OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)..................
                                                                    13,926,661
                                                                 -------------
NET ASSETS (100.0%)...........................................   $ 719,430,445
                                                                 -------------
                                                                 -------------

------------------------------
Note: Based on the cost of investments of $577,774,509 for federal income tax purposes at May 31, 1999, the aggregate gross unrealized appreciation and depreciation was $151,368,947 and $23,639,672, respectively, resulting in net unrealized appreciation of $127,729,275.

+ Non-income producing security.

(i) Foreign Security.

(s) Security is partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts.

ADR - American Depositary Receipt.

Spon. ADR - Sponsored ADR.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investment at Value (Cost $572,427,616)            $705,503,784
Cash                                                        410
Receivable for Investments Sold                      20,306,703
Dividends Receivable                                    934,664
Variation Margin Receivable                              92,400
Interest Receivable                                      80,493
Prepaid Trustees' Fees                                    4,973
Prepaid Expenses and Other Assets                         4,928
                                                   ------------
    Total Assets                                    726,928,355
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     7,176,439
Advisory Fee Payable                                    249,662
Custody Fee Payable                                      20,112
Administrative Services Fee Payable                      16,112
Administration Fee Payable                                  761
Fund Services Fee Payable                                   663
Accrued Expenses                                         34,161
                                                   ------------
    Total Liabilities                                 7,497,910
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $719,430,445
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MAY 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $92,624)                                                     $ 10,049,672
Interest Income                                                        827,125
                                                                  ------------
    Investment Income                                               10,876,797
EXPENSES
Advisory Fee                                       $  2,911,314
Administrative Services Fee                             198,407
Custodian Fees and Expenses                             162,460
Professional Fees and Expenses                           65,618
Fund Services Fee                                        18,019
Administration Fee                                       11,075
Printing Expenses                                         8,365
Trustees' Fees and Expenses                               6,531
Insurance Expense                                         4,800
Miscellaneous                                               258
                                                   ------------
    Total Expenses                                                   3,386,847
                                                                  ------------
NET INVESTMENT INCOME                                                7,489,950
NET REALIZED GAIN ON
  Investment Transactions                           120,840,928
  Futures Contracts                                   3,603,219
                                                   ------------
    Net Realized Gain                                              124,444,147
NET CHANGE IN UNREALIZED
  APPRECIATION/(DEPRECIATION) OF
  Investments                                       (20,541,898)
  Futures Contracts                                     477,852
                                                   ------------
    Net Change in Unrealized Depreciation                          (20,064,046)
                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      $111,870,051
                                                                  ------------
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                    MAY 31, 1999     MAY 31, 1998
                                                   --------------   --------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    7,489,950   $    8,957,310
Net Realized Gain on Investments and Futures
  Contracts                                           124,444,147      211,793,953
Net Change in Unrealized
  Appreciation/(Depreciation) of Investments and
  Futures Contracts                                   (20,064,046)      (9,192,276)
                                                   --------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                      111,870,051      211,558,987
                                                   --------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         137,233,705      171,037,121
Withdrawals                                          (356,977,035)    (414,552,601)
                                                   --------------   --------------
    Net Decrease from Investors' Transactions        (219,743,330)    (243,515,480)
                                                   --------------   --------------
    Total Decrease in Net Assets                     (107,873,279)     (31,956,493)
NET ASSETS
Beginning of Fiscal Year                              827,303,724      859,260,217
                                                   --------------   --------------
End of Fiscal Year                                 $  719,430,445   $  827,303,724
                                                   --------------   --------------
                                                   --------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL YEAR ENDED MAY
                                                                 31,
                                                   --------------------------------
                                                   1999   1998   1997   1996   1995
                                                   ----   ----   ----   ----   ----
RATIOS TO AVERAGE NET ASSETS
  Expenses                                         0.47%  0.47%  0.47%  0.46%  0.51%
  Net Investment Income                            1.03%  1.01%  1.44%  2.20%  2.12%
Portfolio Turnover                                   84%   106%    99%    85%    71%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Equity Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio commenced operations on July 19, 1993. The portfolio's investment objective is to provide a high total return from a portfolio of selected equity securities. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

   b) The portfolio's custodian (or designated subcustodians, as the case may be under tri-party repurchase agreements) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------
      enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the different between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movement. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   e) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.40% of the portfolio's average daily net assets. Effective October 1, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan and the terms of the agreement will remain the same. For the fiscal year ended May 31, 1999, such fees amounted to $2,911,314.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended May 31, 1999, the fee for these services amounted to $11,075.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which the Morgan acts as advisor

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------
      (the "master portfolios") and J.P Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the portfolio, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended May 31, 1999, the fee for these services amounted to $198,407.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $18,019 for the fiscal year ended May 31, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included the Fund Services Fee shown in the financial statements was $3,800.

3. INVESTMENT TRANSACTIONS

Investment transactions as of May 31, 1999 were as follows:

    COST OF           PROCEEDS
   PURCHASES         FROM SALES
-----------------   ------------
$598,666,653        $790,110,126

Futures transactions as of May 31, 1999 are summarized as follows:

                                                                    NET UNREALIZED     CURRENT MARKET
                                                   CONTRACTS LONG    APPRECIATION    VALUE OF CONTRACTS
                                                   --------------   --------------   ------------------
S&P 500, expiring June 1999......................             33    $      74,202    $      10,701,900
                                                   --------------   --------------   ------------------
                                                   --------------   --------------   ------------------

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The U.S. Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S. Equity Portfolio (the "portfolio") at May 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its supplementary data for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
July 14, 1999

26